Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Gross commission income	$ 983		$ 873		$ 1,589		$ 1,448		$ 2,926		$ 2,965		$ 2,886
Service revenue	208		192		380		356		752		700		621
Franchise fees	76		70		130		121		256		263		273
Other	42		44		85		85		159		162		152
Net revenues	1,309	[1],[2]	1,179	[1],[2]	2,184	[1],[2]	2,010	[1],[2]	4,093	[3],[4]	4,090	[3],[4]	3,932	[3],[4]
Expenses
Commission and other agent-related costs	662		577		1,064		951		1,932		1,932		1,850
Operating	325		317		643		635		1,270		1,241		1,263
Marketing	52		54		103		97		185		179		161
General and administrative	79		56		156		127		254		238		250
Former parent legacy costs (benefit), net	0		(12)		(3)		(14)		(15)		(323)		(34)
Restructuring costs	2		3		5		5		11		21		70
Merger costs									1		1		1
Depreciation and amortization	44		47		89		93		186		197		194
Interest expense, net	176		161		346		340		666		604		583
Loss on the early extinguishment of debt	0		0		6		36		36		0		(75)
Other (income)/expense, net	0		0		1		0		0		(6)		3
Total expenses	1,340		1,203		2,410		2,270		4,526		4,084		4,266
Loss before income taxes, equity in earnings and noncontrolling interests	(31)		(24)	[5]	(226)		(260)		(433)		6		(334)
Income tax expense	8		1		15		2		32		133		(50)
Equity in earnings of unconsolidated entities	(15)		(4)		(25)		(4)		(26)		(30)		(24)
Net loss	(24)		(21)		(216)		(258)		(439)		(97)		(260)
Less: Net income attributable to noncontrolling interests	(1)		(1)		(1)		(1)		(2)		(2)		(2)
Net loss attributable to Realogy Holdings	$ (25)		$ (22)		$ (217)		$ (259)		$ (441)		$ (99)		$ (262)
Earnings (loss) per share attributable to Realogy Holdings:
Basic loss per share: (in dollars per share)	$ (3.12)		$ (2.74)	[6]	$ (27.07)		$ (32.31)		$ (55.01)		$ (12.35)		$ (32.71)
Diluted loss per share: (in dollars per share)	$ (3.12)		$ (2.74)	[6]	$ (27.07)		$ (32.31)		$ (55.01)		$ (12.35)		$ (32.71)
Weighted average common and common equivalent shares of Realogy Holdings outstanding:
Basic: (in shares)	8.0		8.0		8.0		8.0		8.0		8.0		8.0
Diluted: (in shares)	8.0		8.0		8.0		8.0		8.0		8.0		8.0

[1]	Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $70 million and $117 million for the three and six months ended June 30, 2012, respectively, and $65 million and $109 million for the three and six months ended June 30, 2011, respectively. Transactions between segments are eliminated in consolidation. Such amounts are eliminated through the Corporate and Other line.
[2]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $11 million and $18 million for the three and six months ended June 30, 2012, respectively, and $11 million and $18 million for the three and six months ended June 30, 2011, respectively. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[3]	Transactions between segments are eliminated in consolidation. Revenues for the Real Estate Franchise Services segment include intercompany royalties and marketing fees paid by the Company Owned Real Estate Brokerage Services segment of $216 million for the year ended December 31, 2011, $216 million for the year ended December 31, 2010 and $213 million for the year ended December 31, 2009. Such amounts are eliminated through the Corporate and Other line.
[4]	Revenues for the Relocation Services segment include intercompany referral and relocation fees paid by the Company Owned Real Estate Brokerage Services segment of $37 million for the year ended December 31, 2011, $37 million for the year ended December 31, 2010 and $34 million for the year ended December 31, 2009. Such amounts are recorded as contra-revenues by the Company Owned Real Estate Brokerage Services segment. There are no other material inter-segment transactions.
[5]	The quarterly results include the following: •A loss on the early extinguishment of debt of $36 million in the first quarter;•Former parent legacy cost (benefit) of $(2) million, $(12) million, $(3) million and $2 million in the first, second, third and fourth quarters, respectively; •Restructuring charges of $2 million, $3 million, $3 million and $3 million in the first, second, third and fourth quarters, respectively; and •Merger costs of $1 million in the fourth quarter.
[6]	Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS.